Financial investments - Summary of financial instruments at fair value through profit or loss (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial instruments	S/ 1,776,567	S/ 1,556,540
Local and foreign mutual funds and investment funds participations [member]
Disclosure of financial assets [line items]
Financial instruments	1,396,582	1,169,491
Listed shares [member]
Disclosure of financial assets [line items]
Financial instruments	202,054	253,203
Non-listed shares [member]
Disclosure of financial assets [line items]
Financial instruments	154,856	122,482
Negotiable Certificates of Deposits [Member]
Disclosure of financial assets [line items]
Financial instruments	12,365	6,075
Sovereign bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Financial instruments	8,538
Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Financial instruments	S/ 2,172	S/ 5,289